Intangibles Assets and Goodwill - Schedule of Intangibles Assets and Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Intangibles Assets and Goodwill [Line Items]
Beginning Balance	$ 1,649,270
Additions	3,208,882
Ending Balance	400,208	$ 1,649,270
Client Relationships [Member]
Schedule of Intangibles Assets and Goodwill [Line Items]
Beginning Balance	286,317
Ending Balance	258,617	286,317
Technology [Member]
Schedule of Intangibles Assets and Goodwill [Line Items]
Beginning Balance	80,755
Ending Balance	50,464	80,755
Brand Name [Member]
Schedule of Intangibles Assets and Goodwill [Line Items]
Beginning Balance	1,282,198
Ending Balance	91,127	1,282,198
Cost [Member]
Schedule of Intangibles Assets and Goodwill [Line Items]
Beginning Balance	36,289,349	32,134,253
Additions	203,562
Deconsolidation of Neuronomics	(498,065)
Ending Balance	36,332,057	36,289,349
Cost [Member] | Client Relationships [Member]
Schedule of Intangibles Assets and Goodwill [Line Items]
Beginning Balance	307,640
Additions
Deconsolidation of Neuronomics
Ending Balance	307,640	307,640
Cost [Member] | Technology [Member]
Schedule of Intangibles Assets and Goodwill [Line Items]
Beginning Balance	3,722,456
Additions
Deconsolidation of Neuronomics
Ending Balance	3,722,456	3,722,456
Cost [Member] | Brand Name [Member]
Schedule of Intangibles Assets and Goodwill [Line Items]
Beginning Balance	32,259,253	32,134,253
Additions	203,562
Deconsolidation of Neuronomics	(498,065)
Ending Balance	32,301,961	32,259,253
Cost [Member] | Acquisition of Reflexivity LLC [Member]
Schedule of Intangibles Assets and Goodwill [Line Items]
Acquisition		502,000
Cost [Member] | Acquisition of Reflexivity LLC [Member] | Client Relationships [Member]
Schedule of Intangibles Assets and Goodwill [Line Items]
Acquisition		277,000
Cost [Member] | Acquisition of Reflexivity LLC [Member] | Technology [Member]
Schedule of Intangibles Assets and Goodwill [Line Items]
Acquisition		100,000
Cost [Member] | Acquisition of Reflexivity LLC [Member] | Brand Name [Member]
Schedule of Intangibles Assets and Goodwill [Line Items]
Acquisition		125,000
Cost [Member] | Acquisition of Solana IP [Member]
Schedule of Intangibles Assets and Goodwill [Line Items]
Acquisition		3,622,456
Cost [Member] | Acquisition of Solana IP [Member] | Client Relationships [Member]
Schedule of Intangibles Assets and Goodwill [Line Items]
Acquisition
Cost [Member] | Acquisition of Solana IP [Member] | Technology [Member]
Schedule of Intangibles Assets and Goodwill [Line Items]
Acquisition		3,622,456
Cost [Member] | Acquisition of Solana IP [Member] | Brand Name [Member]
Schedule of Intangibles Assets and Goodwill [Line Items]
Acquisition
Cost [Member] | Acquisition of Stillman Digital [Member]
Schedule of Intangibles Assets and Goodwill [Line Items]
Acquisition		30,640
Cost [Member] | Acquisition of Stillman Digital [Member] | Client Relationships [Member]
Schedule of Intangibles Assets and Goodwill [Line Items]
Acquisition		30,640
Cost [Member] | Acquisition of Stillman Digital [Member] | Technology [Member]
Schedule of Intangibles Assets and Goodwill [Line Items]
Acquisition
Cost [Member] | Acquisition of Stillman Digital [Member] | Brand Name [Member]
Schedule of Intangibles Assets and Goodwill [Line Items]
Acquisition
Cost [Member] | Neuronomics [Member]
Schedule of Intangibles Assets and Goodwill [Line Items]
Acquisition	337,211
Cost [Member] | Neuronomics [Member] | Client Relationships [Member]
Schedule of Intangibles Assets and Goodwill [Line Items]
Acquisition
Cost [Member] | Neuronomics [Member] | Technology [Member]
Schedule of Intangibles Assets and Goodwill [Line Items]
Acquisition
Cost [Member] | Neuronomics [Member] | Brand Name [Member]
Schedule of Intangibles Assets and Goodwill [Line Items]
Acquisition	337,211
Accumulated Amortization [Member]
Schedule of Intangibles Assets and Goodwill [Line Items]
Beginning Balance	(34,640,079)	(29,473,628)
Amortization	(1,331,581)	(1,543,995)
Impairment loss		(3,622,456)
Deconsolidation of Neuronomics	39,811
Ending Balance	(35,931,849)	(34,640,079)
Accumulated Amortization [Member] | Client Relationships [Member]
Schedule of Intangibles Assets and Goodwill [Line Items]
Beginning Balance	(21,323)
Amortization	(27,700)	(21,323)
Impairment loss
Deconsolidation of Neuronomics
Ending Balance	(49,023)	(21,323)
Accumulated Amortization [Member] | Technology [Member]
Schedule of Intangibles Assets and Goodwill [Line Items]
Beginning Balance	(3,641,701)
Amortization	(30,291)	(19,245)
Impairment loss		(3,622,456)
Deconsolidation of Neuronomics
Ending Balance	(3,671,992)	(3,641,701)
Accumulated Amortization [Member] | Brand Name [Member]
Schedule of Intangibles Assets and Goodwill [Line Items]
Beginning Balance	(30,977,055)	(29,473,628)
Amortization	(1,273,590)	(1,503,427)
Impairment loss
Deconsolidation of Neuronomics	39,811
Ending Balance	$ (32,210,834)	$ (30,977,055)